Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - 890 5TH AVENUE PARTNERS, INC. - USD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Warrant liabilities at the beginning balance	$ 344,867	$ 226,850
Issuance of Public and Private Warrants			$ 11,407,475
Change in fair value of warrant liabilities	(13,758)	118,017	(63,958)
Public warrants transfer to Level 1			(11,116,667)
Warrant liabilities at the ending balance	331,109	$ 344,867	$ 226,850	$ 331,109
Change in fair value of warrant liabilities	$ (109,592)			$ 806,967